As filed with the Securities and Exchange Commission on June 3, 2021

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

☑ THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.__

☑ Post-Effective Amendment No. 14

AND/OR

☑ THE INVESTMENT COMPANY ACT OF 1940

☑ Amendment No. 15

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

54 W 40th Street

New York NY 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-741-2438

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

☐	Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On June 21, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on March 9, 2021, accession number 0001829126-21-001373 (Amendment No. 11). Amendment No. 11 to the Trust’s Registration Statement relates to the Simplify Credit Hedge ETF. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, as amended, filed on March 9, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on the 3rd day of June 2021.

Simplify Exchange Traded Funds

By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, Treasurer and Principal Executive and Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney

/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Attorney-in-Fact
Date:	June 3rd, 2021